                        MAINSTAY ELITE VARIABLE ANNUITY

                                  INVESTING IN
                 NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV

                       SUPPLEMENT DATED NOVEMBER 15, 2004
                      TO THE PROSPECTUS DATED JUNE 7, 2004

     This supplement amends the June 7, 2004 Prospectus for the MainStay Elite Variable Annuity Policies ("Policies"). You should read this information carefully before you invest. This supplement is not valid unless it is read in conjunction with the June 7, 2004 Prospectus for the Policies. The terms we use in this supplement have the same meanings as in the Prospectus for the Policies.

     The purpose of this supplement is to describe a new Investment Division that will be available under the Policies as of November 15, 2004.

     Keeping this in mind, please note the following.

1.  ADDITIONAL PORTFOLIO AVAILABLE NOVEMBER 15, 2004

     On the first page, add "Colonial Small Cap Value Fund, Variable Series -- Class B" to the list of Investment Divisions.

     On the following page, in the first paragraph, add "Liberty Variable Investment Trust" to the list of Funds.

     Throughout the Prospectus, all references to 35 Investment Divisions should be changed to refer to 36 Investment Divisions.

2.  EXAMPLES

     Add the following to the table on page 7:

                                    EXPENSES IF YOU ANNUITIZE YOUR POLICY         EXPENSES IF YOU SURRENDER YOUR POLICY
                                 -------------------------------------------   -------------------------------------------
                                  1 YR       3 YR        5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
                                 -------   ---------   ---------   ---------   -------   ---------   ---------   ---------
Colonial Small Cap Value Fund,
  Variable Series, Class B
without any Riders.............  $510.81   $1,000.29   $1,696.79   $3,460.94   $510.81   $1,189.94   $1,844.07   $3,460.94
with IPP Rider.................  $554.85   $1,132.14   $1,911.63   $3,950.65   $554.85   $1,319.25   $2,055.63   $3,950.65
with EBB Rider.................  $540.19   $1,088.37   $1,840.55   $3,818.60   $540.19   $1,276.32   $1,985.64   $3,818.60
with ADBR Rider................  $545.08   $1,102.98   $1,864.28   $3,862.82   $545.08   $1,290.65   $2,009.00   $3,862.82
with IPP & EBB Riders..........  $584.24   $1,220.19   $2,055.33   $4,221.29   $584.24   $1,405.60   $2,197.14   $4,221.29
with IPP & ADBR Riders.........  $589.13   $1,234.81   $2,079.11   $4,265.58   $589.13   $1,419.93   $2,220.55   $4,265.58
with EBB & ADBR Riders.........  $574.46   $1,191.03   $2,008.00   $4,133.48   $574.46   $1,377.00   $2,150.53   $4,133.48
with All Riders................  $618.50   $1,322.87   $2,222.84   $4,536.22   $618.50   $1,506.29   $2,362.09   $4,536.22

                                                               EXPENSES IF YOU DO NOT SURRENDER YOUR POLICY
                                                              -----------------------------------------------
                                                                1 YR        3 YR         5 YR        10 YR
                                                              --------   ----------   ----------   ----------
Colonial Small Cap Value Fund, Variable Series, Class B
without any Riders..........................................  $327.64    $1,000.29    $1,696.79    $3,460.94
with IPP Rider..............................................  $372.52    $1,132.14    $1,911.63    $3,950.65
with EBB Rider..............................................  $357.58    $1,088.37    $1,840.55    $3,818.60
with ADBR Rider.............................................  $362.56    $1,102.98    $1,864.28    $3,862.82
with IPP & EBB Riders.......................................  $402.45    $1,220.19    $2,055.33    $4,221.29
with IPP & ADBR Riders......................................  $407.43    $1,234.81    $2,079.11    $4,265.58
with EBB & ADBR Riders......................................  $392.49    $1,191.03    $2,008.00    $4,133.48
with All Riders.............................................  $437.35    $1,322.87    $2,222.84    $4,536.22

                                                                                                V-SUPP21-1104

3.  THE PORTFOLIOS

     On page 23 in the table under the heading "The Portfolios," add the following:

               FUND                        INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
               ----                        -------------------                 -------------------
Liberty Variable Investment Trust   Columbia Management Advisors, Inc.  Colonial Small Cap Value Fund,
                                                                        Variable Series -- Class B

4.  APPENDIX I

     Add the following example to the table on page A-2:

                                                                 EXPENSES IF YOU SURRENDER YOUR POLICY
                                                              -------------------------------------------
                                                               1 YR       3 YR        5 YR        10 YR
                                                              -------   ---------   ---------   ---------
Colonial Small Cap Value Fund, Variable Series, Class B
without any Riders..........................................  $510.81   $1,166.24   $1,819.53   $3,460.94
with IPP Rider..............................................  $554.85   $1,295.86   $2,031.63   $3,950.65
with EBB Rider..............................................  $540.19   $1,252.83   $1,961.46   $3,818.60
with ADBR Rider.............................................  $545.08   $1,267.19   $1,984.88   $3,862.82
with IPP & EBB Riders.......................................  $584.24   $1,382.42   $2,173.50   $4,221.29
with IPP & ADBR Riders......................................  $589.13   $1,396.79   $2,196.98   $4,265.58
with EBB & ADBR Riders......................................  $574.46   $1,353.76   $2,126.77   $4,133.48
with All Riders.............................................  $618.50   $1,483.37   $2,338.88   $4,536.22

                             ---------------------

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                               51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010